Receivables, Prepaids and Deposits (Tables)	12 Months Ended
Dec. 31, 2023
Prepaids, deposits and receivables [abstract]
Summary of Receivables, Prepaids and Deposits

	December 31, 2023	December 31, 2022	December 31, 2021
	$	$	$
Prepaids and deposits	5,872	1,298	754
Receivables	2,922	3	124
Interest receivable	1,573	-	-
	10,367	1,301	878